Fair Value Measurements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Summary of marketable securities
Amortized cost, current	$ 3,999	$ 5,485
Amortized cost, noncurrent	45,058	68,917
Amortized cost, Total	49,057	74,402
Gross unrealized gain, current		62
Gross unrealized gain, noncurrent	29	145
Gross unrealized gain, Total	29	207
Gross unrealized loss, current	(18)	(10)
Gross unrealized loss, noncurrent	(484)	(227)
Gross unrealized loss, Total	(502)	(237)
Fair value, current	3,981	5,537
Fair value, noncurrent	44,603	68,835
Fair value, Total	48,584	74,372
Matures within one year: Corporate debentures [Member]
Summary of marketable securities
Amortized cost, current	3,999	5,190
Gross unrealized gain, current		50
Gross unrealized loss, current	(18)	(9)
Fair value, current	3,981	5,231
Matures within one year: Government debentures [Member]
Summary of marketable securities
Amortized cost, current		295
Gross unrealized gain, current		12
Gross unrealized loss, current		(1)
Fair value, current		306
Matures after one year through three years: Corporate debentures [Member]
Summary of marketable securities
Amortized cost, noncurrent	33,698	56,514
Gross unrealized gain, noncurrent	29	137
Gross unrealized loss, noncurrent	(346)	(202)
Fair value, noncurrent	33,381	56,449
Matures after one year through three years: Government debentures [Member]
Summary of marketable securities
Amortized cost, noncurrent	11,360	12,403
Gross unrealized gain, noncurrent		8
Gross unrealized loss, noncurrent	(138)	(25)
Fair value, noncurrent	$ 11,222	$ 12,386